Loss Per Common Share (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015
Numerator:
Net loss attributable to Navios Holdings common stockholders	$ (26,416)	$ (24,813)	$ (33,881)	$ (51,491)
Less:
Dividend on Preferred Stock and on unvested restricted shares	(3,971)	(4,093)	(7,941)	(8,166)
Loss available to Navios Holdings common stockholders, basic and diluted	$ (30,387)	$ (28,906)	$ (41,822)	$ (59,657)
Denominator:
Denominator for basic and diluted net loss per share attributable to Navios Holdings common stockholders - weighted average shares	106,009,049	105,401,820	106,022,826	105,251,590
Basic and diluted net losses per share attributable to Navios Holdings common stockholders	$ (0.29)	$ (0.27)	$ (0.39)	$ (0.57)